U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of Issuer:

        Sentinel Variable Products Trust
        One National Life Drive
        Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        Sentinel Variable Products Trust Money Market Fund

3.      Investment Company Act File Number: 811-09917

        Securities Act File Number:  333-35832

4.      (a)    Last day of fiscal year for which this Form is filed: 12/31/04

        (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

        (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fees:

        (i)    Aggregate sales price of securities sold during
               the fiscal year pursuant to Section 24(f):          $24,437,152

        (ii)   Aggregate price of securities redeemed or
               repurchased during the fiscal year:                 $25,037,419

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 31, 1995,
               that were not previously used to reduce
               registration fees payable to the Commission:        $3,758,756

        (iv)   Total available redemption credits [add Items 5(ii)
               and 5(iii)]:                                        $28,796,175

        (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:               $0


        (vi)   Redemption credits available for use in future
               years - if Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:               $4,359,023

        (vii)  Multiplier for determining registration fee
               (see instruction C.9):                              .0001177

        (viii) Registration fee due [multiply Item 5(v)
               by Item 5(vii) (enter "0" if no fee is due)]:       $0

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.      Interest due - if this Form is being filed more than
        90 days after the end of the issuer's fiscal year (see
        instruction D):                                            $0

8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:                   $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

        [   ]  Wire Transfer

        [   ]  Mail or other means

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By  (Signature and Title)



    /s/ Thomas P. Malone
-----------------------------
Thomas P. Malone
Vice President and Treasurer


Date:   March 21, 2005

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of Issuer:

        Sentinel Variable Products Trust
        One National Life Drive
        Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        Sentinel Variable Products Trust Common Stock Fund

3.      Investment Company Act File Number: 811-09917

        Securities Act File Number:  333-35832

4.      (a)    Last day of fiscal year for which this Form is filed: 12/31/04

        (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

        (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fees:

        (i)    Aggregate sales price of securities sold during
               the fiscal year pursuant to Section 24(f):           $19,345,695

        (ii)   Aggregate price of securities redeemed or
               repurchased during the fiscal year:                  $11,560,971

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 31, 1995,
               that were not previously used to reduce
               registration fees payable to the Commission:         $0

        (iv)   Total available redemption credits [add Items 5(ii)
               and 5(iii)]:                                         $11,560,971

        (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                $7,784,724


        (vi)   Redemption credits available for use in future
               years - if Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                $0

        (vii)  Multiplier for determining registration fee
               (see instruction C.9):                               .0001177

        (viii) Registration fee due [multiply Item 5(v)
               by Item 5(vii) (enter "0" if no fee is due)]:        $916.27

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.      Interest due - if this Form is being filed more than
        90 days after the end of the issuer's fiscal year (see
        instruction D):                                             $0

8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:                    $916.27

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

        [X]  Wire Transfer

        [ ]  Mail or other means

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By  (Signature and Title)


    /s/ Thomas P. Malone
-----------------------------
Thomas P. Malone
Vice President and Treasurer


Date:  March 21, 2005

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of Issuer:

        Sentinel Variable Products Trust
        One National Life Drive
        Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        Sentinel Variable Products Trust Mid Cap Growth Fund

3.      Investment Company Act File Number: 811-09917

        Securities Act File Number:  333-35832

4.      (a)   Last day of fiscal year for which this Form is filed: 12/31/04

        (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

        (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fees:

        (i)    Aggregate sales price of securities sold during
               the fiscal year pursuant to Section 24(f):            $7,552,315

        (ii)   Aggregate price of securities redeemed or
               repurchased during the fiscal year:                   $7,572,233

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 31, 1995,
               that were not previously used to reduce
               registration fees payable to the Commission:          $0

         (iv)  Total available redemption credits [add Items 5(ii)
               and 5(iii)]:                                          $7,572,233


        (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                 $0


        (vi)   Redemption credits available for use in future
               years - if Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                 $19,918

        (vii)  Multiplier for determining registration fee
               (see instruction C.9):                                .0001177

        (viii) Registration fee due [multiply Item 5(v)
               by Item 5(vii) (enter "0" if no fee is due)]:         $0

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.      Interest due - if this Form is being filed more than 90
        days after the end of the issuer's fiscal year (see
        instruction D):                                              $0

8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:                     $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

        [  ]  Wire Transfer

        [  ]  Mail or other means

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By  (Signature and Title)


    /s/ Thomas P. Malone
-----------------------------
Thomas P. Malone
Vice President and Treasurer


Date:   March 21, 2005

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of Issuer:

        Sentinel Variable Products Trust
        One National Life Drive
        Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        Sentinel Variable Products Trust Growth Index Fund

3.      Investment Company Act File Number: 811-09917

        Securities Act File Number:  333-35832

4.      (a)    Last day of fiscal year for which this Form is filed: 12/31/04

        (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

        (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fees:

        (i)    Aggregate sales price of securities sold during
               the fiscal year pursuant to Section 24(f):            $1,279,628

        (ii)   Aggregate price of securities redeemed or
               repurchased during the fiscal year:                   $1,089,629

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 31, 1995,
               that were not previously used to reduce
               registration fees payable to the Commission:          $1,165,557

        (iv)   Total available redemption credits [add Items 5(ii)
               and 5(iii)]:                                          $2,255,186

        (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                 $0

        (vi)   Redemption credits available for use in future
               years - if Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                 $975,558

        (vii)  Multiplier for determining registration fee
               (see instruction C.9):                                .0001177

        (viii) Registration fee due [multiply Item 5(v)
               by Item 5(vii) (enter "0" if no fee is due)]:         $0

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.      Interest due - if this Form is being filed more than 90
        days after the end of the issuer's fiscal year (see
        instruction D):                                              $0

8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:                     $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

        [  ]  Wire Transfer

        [  ]  Mail or other means

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By  (Signature and Title)


    /s/ Thomas P. Malone
-----------------------------
Thomas P. Malone
Vice President and Treasurer


Date:  March 21, 2005

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of Issuer:

        Sentinel Variable Products Trust
        One National Life Drive
        Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        Sentinel Variable Products Trust Small Company Fund

3.      Investment Company Act File Number: 811-09917

        Securities Act File Number:  333-35832

4.      (a)   Last day of fiscal year for which this Form is filed: 12/31/04

        (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

        (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fees:

        (i)    Aggregate sales price of securities sold during
               the fiscal year pursuant to Section 24(f):           $22,738,324

        (ii)   Aggregate price of securities redeemed or
               repurchased during the fiscal year:                  $10,443,653

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 31, 1995,
               that were not previously used to reduce
               registration fees payable to the Commission:         $0

        (iv)   Total available redemption credits [add Items 5(ii)
               and 5(iii)]:                                         $10,443,653


        (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                $12,294,671

        (vi)   Redemption credits available for use in future
               years - if Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                $0

        (vii)  Multiplier for determining registration fee
               (see instruction C.9):                               .0001177

        (viii) Registration fee due [multiply Item 5(v)
               by Item 5(vii) (enter "0" if no fee is due)]:        $1,447.09

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.      Interest due - if this Form is being filed more than 90
        days after the end of the issuer's fiscal year (see
        instruction D):                                             $0

8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:                    $1,447.09

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

        [X]  Wire Transfer

        [ ]  Mail or other means

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By  (Signature and Title)


    /s/ Thomas P. Malone
----------------------------
Thomas P. Malone
Vice President and Treasurer


Date:  March 21, 2005

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of Issuer:

        Sentinel Variable Products Trust
        One National Life Drive
        Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        Sentinel Variable Products Trust Balanced Fund

3.      Investment Company Act File Number: 811-09917

        Securities Act File Number:  333-35832

4.      (a)   Last day of fiscal year for which this Form is filed: 12/31/04

        (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

        (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fees:

        (i)    Aggregate sales price of securities sold during
               the fiscal year pursuant to Section 24(f):            $6,967,000

        (ii)   Aggregate price of securities redeemed or
               repurchased during the fiscal year:                   $4,109,885

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 31, 1995, that
               were not previously used to reduce
               registration fees payable to the Commission:          $0

        (iv)   Total available redemption credits [add Items 5(ii)
               and 5(iii)]:                                          $4,109,885

        (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                 $2,857,115

        (vi)   Redemption credits available for use in future
               years - if Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                 $0

        (vii)  Multiplier for determining registration fee
               (see instruction C.9):                                .0001177

        (viii) Registration fee due [multiply Item 5(v)
               by Item 5(vii) (enter "0" if no fee is due)]:         $336.29

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.      Interest due - if this Form is being filed more than 90
        days after the end of the issuer's fiscal year (see
        instruction D):                                              $0

8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:                     $336.29

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

        [X]  Wire Transfer

        [ ]  Mail or other means

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By  (Signature and Title)


    /s/ Thomas P. Malone
------------------------------
Thomas P. Malone
Vice President and Treasurer


Date:  March 21, 2005

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of Issuer:

        Sentinel Variable Products Trust
        One National Life Drive
        Montpelier, VT  05604

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        Sentinel Variable Products Trust Bond Fund

3.      Investment Company Act File Number: 811-09917

        Securities Act File Number:  333-35832

4. (a)  Last day of fiscal year for which this Form is filed: 12/31/04

        (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

        (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fees:

        (i)    Aggregate sales price of securities sold during
               the fiscal year pursuant to Section 24(f):            $8,227,347

        (ii)   Aggregate price of securities redeemed or
               repurchased during the fiscal year:                   $7,059,442

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 31, 1995, that
               were not previously used to reduce
               registration fees payable to the Commission:          $0

        (iv)   Total available redemption credits [add Items 5(ii)
               and 5(iii)]:                                          $7,059,442

        (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                 $1,167,905

        (vi)   Redemption credits available for use in future
               years - if Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                 $0

        (vii)  Multiplier for determining registration fee (see
               instruction C.9):                                     .0001177

        (viii) Registration fee due [multiply Item 5(v)
               by Item 5(vii) (enter "0" if no fee is due)]:         $137.47

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.      Interest due - if this Form is being filed more than 90
        days after the end of the issuer's fiscal year (see
        instruction D):                                              $0

8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:                     $137.47

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

        [X]  Wire Transfer

        [ ]  Mail or other means

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By  (Signature and Title)


    /s/ Thomas P. Malone
-----------------------------
Thomas P. Malone
Vice President and Treasurer


Date:  March 21, 2005




                                       3